Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) (Interest rate swaps [Member])	Dec. 31, 2013
Minimum [Member]
Derivative [Line Items]
Partnership pays on its variable-rate debt	0.30%
Maximum [Member]
Derivative [Line Items]
Partnership pays variable-rate debt	3.25%